Annual Total Returns - Fidelity Managed Retirement 2025 Fund [BarChart] - 07.31 Fidelity Managed Retirement Funds K6 Combo PRO-04 - Fidelity Managed Retirement 2025 Fund - Fidelity Managed Retirement 2025 Fund
Jul. 13, 2021
Bar Chart Table:
Annual Return 2010	13.75%
Annual Return 2011	(2.10%)
Annual Return 2012	13.78%
Annual Return 2013	19.10%
Annual Return 2014	5.88%
Annual Return 2015	0.10%
Annual Return 2016	7.13%
Annual Return 2017	14.24%
Annual Return 2018	(5.08%)
Annual Return 2019	17.52%